Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$245,205,549.55	0.9615904	$226,345,029.41	0.8876276	$18,860,520.14
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$397,215,549.55	0.3921141	$378,355,029.41	0.3734958	$18,860,520.14

Weighted Avg. Coupon (WAC)	3.13%		3.13%
Weighted Avg. Remaining Maturity (WARM)	35.36		34.45
Pool Receivables Balance	$426,869,063.36		$407,208,265.43
Remaining Number of Receivables	38,933		38,240

Adjusted Pool Balance	$412,525,536.10		$393,665,015.96

III. COLLECTIONS

Principal:
Principal Collections	$18,929,224.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$513,698.73
Total Principal Collections	$19,442,923.00

Interest:
Interest Collections	$1,121,813.74
Late Fees & Other Charges	$41,899.95
Interest on Repurchase Principal	$-
Total Interest Collections	$1,163,713.69

Collection Account Interest	$12,729.15
Reserve Account Interest	$1,785.34
Servicer Advances	$-

Total Collections	$20,621,151.18

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections	$20,621,151.18
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,621,151.18

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$355,724.22	$-	$355,724.22	355,724.22
	Collection Account Interest					$12,729.15
	Late Fees & Other Charges					$41,899.95
Total due to Servicer						$410,353.32

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$298,333.42		$298,333.42
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$422,384.59		$422,384.59	422,384.59

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$19,638,004.10

9.	Regular Principal Distribution Amount:					18,860,520.14

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$18,860,520.14
	Class A-4 Notes				$-
	Class A Notes Total:		$18,860,520.14		$18,860,520.14
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$18,860,520.14		$18,860,520.14

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					777,483.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,343,527.26
Beginning Period Amount	$14,343,527.26
Current Period Amortization	$800,277.79
Ending Period Required Amount	$13,543,249.47
Ending Period Amount	$13,543,249.47
Next Distribution Date Required Amount	$12,766,701.64

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.71%	3.89%	3.89%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.58%	37,698	98.24%	$400,058,204.24
30 - 60 Days	1.09%	415	1.31%	$5,343,201.82
61 - 90 Days	0.26%	99	0.35%	$1,425,552.28
91-120 Days	0.07%	28	0.09%	$381,307.09
121 + Days	0.00%	0	0.00%	$-
Total		38,240		$407,208,265.43

Delinquent Receivables 30+ Days Past Due
Current Period	1.42%	542	1.76%	$7,150,061.19
1st Preceding Collection Period	1.37%	532	1.69%	$7,221,242.20
2nd Preceding Collection Period	1.36%	541	1.62%	$7,261,568.92
3rd Preceding Collection Period	1.22%	495	1.49%	$6,988,570.50
Four-Month Average	1.34%		1.64%

Repossession in Current Period		21		$273,502.99
Repossession Inventory		71		$267,847.74

Current Charge-Offs
Gross Principal of Charge-Offs				$731,573.66
Recoveries				$(513,698.73)
Net Loss				$217,874.93

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.61%

Average Pool Balance for Current Period				$417,038,664.40

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.63%
1st Preceding Collection Period				0.39%
2nd Preceding Collection Period				1.54%
3rd Preceding Collection Period				0.51%
Four-Month Average				0.77%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		63	1,605	$21,804,477.97
Recoveries		67	1,363	$(11,358,507.17)
Net Loss				$10,445,970.80
Cumulative Net Loss as a % of Initial Pool Balance				0.98%

Net Loss for Receivables that have experienced a Net Loss *		45	1,203	$10,468,717.17
Average Net Loss for Receivables that have experienced a Net Loss				$8,702.18

Principal Balance of Extensions				$4,553,961.34
Number of Extensions				345

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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